Financial assets	12 Months Ended
Dec. 31, 2025
Financial assets.
Financial assets

15.Financial assets

Current financial assets relate to term accounts with an initial maturity longer than 3 months but less than 12 months measured at amortized costs.

As at December 31, 2025 the total current financial assets amounts to €18.0 million and consists of EUR current financial assets. As at , , there are no USD current financial assets which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional currency is EUR.

In 2025, the Company entered into USD term deposits and US Treasury bills for a total amount of USD 21.3 million (€19.0 million) and €23.0 million. During the period ended as at, December 31, 2025, USD 68.7 million (€61.2 million) and €10.8 million reached maturity and is subsequently held as cash.

As at December 31, 2024 the current financial assets consists of USD 47.4 million (€45.6 million), which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional currency is EUR, and €5.8 million. The total amount of term deposits as at December 31, 2024, amounts to €51.4 million.

In 2024, the Company entered into USD term deposits and US Treasury bills for a total amount of USD 77.4 million (€71.6 million) and €26.3 million. During the period ended as at, December 31, 2024, USD 64.4 million (€59.8 million) and €25.5 million reached maturity and is subsequently held as cash.